Average Annual Total Returns{- Fidelity Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-06 - Fidelity Government Income Fund	Fidelity Government Income Fund Return Before Taxes Past 1 year	Fidelity Government Income Fund Return Before Taxes Past 5 years	Fidelity Government Income Fund Return Before Taxes Past 10 years	Fidelity Government Income Fund After Taxes on Distributions Past 1 year	Fidelity Government Income Fund After Taxes on Distributions Past 5 years	Fidelity Government Income Fund After Taxes on Distributions Past 10 years	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 10 years	LB003 Past 1 year	LB003 Past 5 years	LB003 Past 10 years	F0682 Past 1 year	F0682 Past 5 years	F0682 Past 10 years
Total	6.41%	2.13%	2.89%	5.49%	1.23%	1.89%	3.78%	1.24%	1.87%	6.83%	2.36%	3.03%	6.72%	2.42%	3.06%